Capital Disclosure of investment grade credit rating (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment [Line Items]
Comparable funds from operations to adjusted interest coverage, actual	4.2	4.5
Adjusted comparable funds from operations to adjusted net debt, actual	18.30%	19.00%
Adjusted net debt to comparable earnings before interest, taxes, depreciation, and amortization, actual	3.9	3.9
Deconsolidated net debt to deconsolidated comparable EBITDA, actual	460.00%	420.00%
Percentage of dividends added to comparable FFO before Interest to adjusted interest coverage	50.00%
Percentage of preferred shares added to net debt in Adjusted Comparable FFO to Adjusted Net Debt	50.00%
Percentage of preferred shares added to net debt in Adjusted Comparable Funds From EBITDA to Adjusted Net Debt Ratio	50.00%
Minimum
Investment [Line Items]
Range of times to maintain percentage of dividends added to comparable FFO before Interest to adjusted interest coverage, as a multiple	4
Percentage of preferred dividends deducted from Adjusted Comparable Funds From Operations to Adjusted Net Debt Ratio, Range to Maintain	2000.00%
Percentage of preferred shares added to net debt in Adjusted Comparable Funds From Operations to Adjusted Net Debt Ratio, Range to Maintain	3.0
Percentage of preferred shares added to net debt in Adjusted Comparable Funds From EBITDA to Adjusted Net Debt Ratio, Range To Maintain Expressed As A Multiple	2.5
Maximum
Investment [Line Items]
Range of times to maintain percentage of dividends added to comparable FFO before Interest to adjusted interest coverage, as a multiple	5
Percentage of preferred dividends deducted from Adjusted Comparable Funds From Operations to Adjusted Net Debt Ratio, Range to Maintain	2500.00%
Percentage of preferred shares added to net debt in Adjusted Comparable Funds From Operations to Adjusted Net Debt Ratio, Range to Maintain	3.5
Percentage of preferred shares added to net debt in Adjusted Comparable Funds From EBITDA to Adjusted Net Debt Ratio, Range To Maintain Expressed As A Multiple	3.0